COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,240,000,000
Guarantor Obligations [Line Items]
Oustanding debt	1,679,292,000	1,831,200,000
Outstanding debt, consolidated and unconsolidated entities	2,900,000,000	3,000,000,000
Contractual commitments under newbuilding contracts	467,000,000	189,600,000
Parent [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,700,000,000
Equity-accounted subsidiaries [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,200,000,000
SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Term loan facility, amount outstanding	1,200,000,000	1,200,000,000
Financial Guarantee [Member] | Rig Finance II [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	20,000,000
Financial Guarantee [Member] | SFL Corte Real Limited [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	50,400,000	52,600,000
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Guarantor Obligations [Line Items]
Amount guaranteed	290,000,000	270,000,000
U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member]
Guarantor Obligations [Line Items]
Oustanding debt	1,033,701,000	1,272,019,000
$70 million secured term loan facility [Member] | U.S. dollar denominated floating rate debt (LIBOR plus margin) [Member]
Guarantor Obligations [Line Items]
Debt instrument, face amount	$ 70,000,000